AAM Sawgrass U.S. Large Cap Quality Growth ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communication Services - 10.2%
Alphabet, Inc. - Class A	720	$146,894
Comcast Corporation - Class A	1,160	39,046
Meta Platforms, Inc. - Class A	31	21,365
		207,305

Consumer Discretionary - 15.6%
Amazon.com, Inc. (a)	500	118,840
AutoZone, Inc. (a)	10	33,502
Home Depot, Inc.	100	41,198
Lululemon Athletica, Inc. (a)	105	43,491
McDonald's Corporation	160	46,192
TJX Companies, Inc.	270	33,693
		316,916

Consumer Staples - 3.4%
Costco Wholesale Corporation	30	29,397
PepsiCo, Inc.	260	39,179
		68,576

Financials - 9.3%
Cboe Global Markets, Inc.	190	38,823
Marsh & McLennan Companies, Inc.	120	26,026
Mastercard, Inc. - Class A	90	49,989
S&P Global, Inc.	60	31,284
Visa, Inc. - Class A	130	44,434
		190,556

Health Care - 13.8%
Abbott Laboratories	230	29,424
AbbVie, Inc.	161	29,608
Amgen, Inc.	62	17,696
Danaher Corporation	156	34,747
Eli Lilly & Company	38	30,821
IQVIA Holdings, Inc. (a)	160	32,218
Johnson & Johnson	270	41,081
UnitedHealth Group, Inc.	56	30,379
Zoetis, Inc.	200	34,180
		280,154

Industrials - 8.1%
AMETEK, Inc.	164	30,268
Copart, Inc. (a)	410	23,751
HEICO Corporation	77	18,398
Leidos Holdings, Inc.	127	18,038
Otis Worldwide Corporation	242	23,092
Republic Services, Inc.	102	22,121
Union Pacific Corporation	120	29,735
		165,403

Information Technology - 39.1%(b)
Adobe, Inc. (a)	81	35,433
Akamai Technologies, Inc. (a)	525	52,448
Apple, Inc.	600	141,600
Applied Materials, Inc.	270	48,695
Autodesk, Inc. (a)	75	23,350
Broadcom, Inc.	423	93,597
Cisco Systems, Inc.	537	32,542
Microsoft Corporation	400	166,024
NVIDIA Corporation	703	84,409
Oracle Corporation	260	44,216
ServiceNow, Inc. (a)	42	42,772
Workday, Inc. - Class A (a)	123	32,233
		797,319
TOTAL COMMON STOCKS (Cost $1,916,596)		2,026,229

SHORT-TERM INVESTMENTS - 0.5%		Value
Money Market Funds - 0.5%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.32% (c)	10,197	10,197
TOTAL SHORT-TERM INVESTMENTS (Cost $10,197)		10,197

TOTAL INVESTMENTS - 100.0% (Cost $1,926,793)		2,036,426
Liabilities in Excess of Other Assets - (0.0)% (d)		(126)
TOTAL NET ASSETS - 100.0%		$2,036,300
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

AAM Sawgrass U.S. Large Cap Quality Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,026,229	$–	$–	$2,026,229
Money Market Funds	10,197	–	–	10,197
Total Investments	$2,036,426	$–	$–	$2,036,426

Refer to the Schedule of Investments for further disaggregation of investment categories.